Note 8 - Income Taxes (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Income Taxes Paid	$ 0
Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	6,700
Income Tax Jurisdiction, Domestic Federal [Member]
Operating Loss Carryforwards, Total	135,400
Operating Loss Carryforwards, Subject to Expiration	$ 25,700